Legal Proceedings - 10-K (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 04, 2020	Sep. 30, 2018	Dec. 31, 2019	Jul. 31, 2019	Nov. 30, 2015	Apr. 30, 2015	Mar. 31, 2015
Loss Contingencies [Line Items]
Document Period End Date	Aug. 04, 2020
Legal Reserve | Maximum
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Portion Not Accrued			$ 100.0
Interchange Litigation
Loss Contingencies [Line Items]
Litigation Settlement Amount		$ 900.0	6,600.0
Payments for Legal Settlements		5,300.0	$ 700.0
Conditional Return of Legal Settlements Paid Maximum Amount		$ 700.0
Litigation Settlement, Trigger Percent of Opt Out by Class Members for Return of Portion of Settlement Payments		15.00%	15.00%
Interchange Litigation | Visa
Loss Contingencies [Line Items]
Litigation Settlement Amount		$ 600.0
Payments for Legal Settlements			$ 467.0
Conditional Return of Legal Settlements Paid Maximum Amount		$ 467.0
Jo Ann Howard Pc Et Al V Cassity Et Al
Loss Contingencies [Line Items]
Alleged Present And Future Losses			600.0
Compensatory damages							$ 356.0
Punitive damages							$ 36.0
Prejudgement interests						$ 179.0
Reduced Compensatory Damages					$ 289.0
Jo Ann Howard Pc Et Al V Cassity Et Al | Pending Litigation
Loss Contingencies [Line Items]
Compensatory damages				$ 72.0
Punitive damages				15.0
Loss contingency, damages awarded, interest, value				$ 15.0
Increase (decrease) in damages awarded			2.6
Loss contingency, damages awarded, value			99.5
Loss contingency, damages sought, value			$ 7.0